Derivative financial instruments - The significant hedge accounting exposures impacted by the IBOR reform (Details) - IBOR Reform £ / shares in Millions, £ in Millions	Dec. 31, 2022 GBP (£) £ / shares
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform | £	£ 20,390
Nominal amount of hedging instruments directly impacted by IBOR reform | £ / shares	21,208
USD LIBOR
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform | £	£ 19,286
Nominal amount of hedging instruments directly impacted by IBOR reform | £ / shares	20,104
Canadian Dollar Offered Rate (CDOR)
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform | £	£ 980
Nominal amount of hedging instruments directly impacted by IBOR reform | £ / shares	980
Singapore Swap Offered Rate (SOR)
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform | £	£ 124
Nominal amount of hedging instruments directly impacted by IBOR reform | £ / shares	124